Mar. 23, 2026
Large-Cap Value Portfolio
The Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.61%	0.61%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.87%	0.67%
Less Fee Waiver[1]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.82%	0.62%

[1]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

In the Examples subsection, the second sentence in the first paragraph will be deleted and replaced with the following:

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period.

Also in the Examples subsection, the table will be deleted and replaced with the following:

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$84	$273	$477	$1,068
Class P	$63	$209	$368	$830

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$84	$273	$477	$1,068
Class P	$63	$209	$368	$830

The Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks of large companies. The sub-adviser generally considers a company to be a large-capitalization company if the company has a market capitalization within the range of the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range of the Russell 1000 Value Index was approximately $1.3 billion to $3.8 trillion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $431.9 billion.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector at its investment discretion in seeking the investment goal of the Fund. As of December 31, 2025, a significant portion of the Fund is represented by securities of companies in the Financial sector.

The Fund may also invest up to 30% of its assets in foreign securities that may be U.S. dollar-denominated, including American Depositary Receipts (“ADRs”).

The sub-adviser looks for companies it believes are undervalued.

The sub-adviser identifies potential investments through extensive quantitative and fundamental research. The Fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors: intrinsic value, sound business fundamentals and positive business momentum.

The sub-adviser will consider selling a portfolio security to pursue more attractive opportunities, or when it believes the security’s valuation is excessive, or when it believes that the issuer has deteriorating fundamentals.

The Fund may lend its portfolio holdings to certain financial institutions.

In the Performance subsection, the following will be added after the last paragraph: BNY Newton began managing the Fund on May 1, 2026. Another firm managed the Fund before that date.

SUPPLEMENT DATED MARCH 23, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Large-Cap Value Portfolio – At a meeting held on March 18, 2026, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Newton Investment Management North America, LLC (“BNY Newton”) to serve as the sub-adviser of the Large-Cap Value Portfolio effective May 1, 2026, replacing ClearBridge Investments, LLC. The Board also approved a management fee waiver for the Large-Cap Value Portfolio effective with the approval of BNY Newton.

In connection with this sub-adviser change, certain principal investment strategies of the Large-Cap Value Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Large-Cap Value Portfolio may be sold and new investments may be purchased in accordance with recommendations by BNY Newton. Pacific Life Fund Advisors LLC, the investment adviser to the Large-Cap Value Portfolio, may begin this transitioning prior to May 1, 2026 utilizing the principal investment strategies described below.